Financial risk management (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amortized cost [Member]
Statement [Line Items]
Pre-payment facility	$ 2,250	$ 0
Promissory note	4,275	2,500
Government loan	0	222
RoyCap convertible debenture	15,384	9,621
Level 1 [Member]
Statement [Line Items]
Cash and cash equivalents	2,061	1,964
Restricted cash	4,351	4,139
Level 2 [Member]
Statement [Line Items]
Trade and other receivables	9,486	11,552
Derivative instruments	1,230	991
Metals contract liability	36,837	30,989
Level 3 [Member]
Statement [Line Items]
Royalty payable	$ 3,947	$ 0